DEBTS PAYABLE AND SENIOR SECURED NOTES - Agreement (Details) $ in Thousands					1 Months Ended				12 Months Ended
	May 16, 2022 USD ($)	Mar. 17, 2022 USD ($)	Mar. 01, 2022 USD ($)	May 24, 2019 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 28, 2022 USD ($)	Mar. 23, 2021 USD ($)
DEBTS PAYABLE AND SENIOR SECURED NOTES
Reduction in long term debt											$ 14,934
Debt issued									$ 51,713
Interest expense									30,575	$ 16,550
Related party debt
DEBTS PAYABLE AND SENIOR SECURED NOTES
Interest expense									$ 1,507	$ 1,767
Promissory notes payable in PA Natural agreement
DEBTS PAYABLE AND SENIOR SECURED NOTES
Reduction in long term debt			$ 14,934
Terms of note			3 years
Annual interest rate			8.00%
Loan agreement with community bank 1
DEBTS PAYABLE AND SENIOR SECURED NOTES
Terms of note		5 years
Annual interest rate		4.625%
Debt issued		$ 26,200
Debt issuance costs		$ 287
Option to extend, additional period		5 years
Loan agreement with community bank 2
DEBTS PAYABLE AND SENIOR SECURED NOTES
Terms of note	2 years
Debt issued	$ 25,800
Loan agreement with community bank 2 | Floating rate
DEBTS PAYABLE AND SENIOR SECURED NOTES
Annual interest rate	1.50%
Loan agreement with community bank 2 | Floor rate
DEBTS PAYABLE AND SENIOR SECURED NOTES
Annual interest rate	5.00%								9.00%
Oasis
DEBTS PAYABLE AND SENIOR SECURED NOTES
Debt Payable													$ 22,505
Oasis | Promissory notes payable in Oasis agreement
DEBTS PAYABLE AND SENIOR SECURED NOTES
Reduction in long term debt									$ 22,505
Terms of note							4 years
Annual interest rate							10.00%
GSD | Promissory notes payable in GSD agreement
DEBTS PAYABLE AND SENIOR SECURED NOTES
Reduction in long term debt						$ 29,491
Terms of note						3 years
Annual interest rate						9.00%
Interest rate from the second year						12.5
Debt Payable						$ 3,000
PA Natural Acquisition | Promissory notes payable in PA Natural agreement
DEBTS PAYABLE AND SENIOR SECURED NOTES
Reduction in long term debt					$ 25,000
Terms of note					3 years
Annual interest rate					8.00%
Washoe Acquisition
DEBTS PAYABLE AND SENIOR SECURED NOTES
Annual interest rate				6.00%
Washoe Acquisition | Promissory notes payable Washoe Agreement
DEBTS PAYABLE AND SENIOR SECURED NOTES
Reduction in long term debt									5,640
Terms of note				3 years
Annual interest rate				6.00%				7.00%
Deferral of principal								3 months
Washoe Acquisition | Promissory notes assumed in Washoe acquisition
DEBTS PAYABLE AND SENIOR SECURED NOTES
Debts payable				$ 6,562
Washoe Acquisition | Promissory notes assumed in Washoe Acquisition non related party one
DEBTS PAYABLE AND SENIOR SECURED NOTES
Debts payable												$ 2,525
Sira Acquisition | Promissory notes payable Sira agreement
DEBTS PAYABLE AND SENIOR SECURED NOTES
Reduction in long term debt									$ 5,000
Terms of note									5 years
Annual interest rate									6.00%
Canopy Acquisition | Promissory notes payable Canopy agreement
DEBTS PAYABLE AND SENIOR SECURED NOTES
Reduction in long term debt									$ 4,500
Terms of note									5 years
Annual interest rate									6.00%
LivFree Acquisition | Promissory notes payable LivFree Agreement
DEBTS PAYABLE AND SENIOR SECURED NOTES
Reduction in long term debt									$ 20,000
Terms of note									5 years
Annual interest rate									6.00%
CannaPunch Acquisition | Promissory notes payable CannaPunch Agreement
DEBTS PAYABLE AND SENIOR SECURED NOTES
Reduction in long term debt									$ 2,000
Terms of note									5 years
Annual interest rate									6.00%